Goodwill and Other Intangible Assets - Expected Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
2012	$ 5,350
2013	4,856
2014	4,150
2015	3,741
2016	$ 3,494